Share premium (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Decrease in equity other than comprehensive income		€ 6,141	€ 7,572	€ 3,702
Transfers between equity items		0	0	0
Dividends recognised as distributions to owners	€ 0	3,009	2,348	1,961
Decrease in net issue premium		1,595	1,433
Redemption of treasury shares, purchase value		1,900	1,706
Redemption of treasury shares, par value		305	273
Share premium
Disclosure of classes of share capital [line items]
Decrease in equity other than comprehensive income		€ 1,900	€ 1,706	4,034
Transfers between equity items				3,557
Dividends recognised as distributions to owners				€ 477